Loans - Classes of the loan portfolio summarized by aggregate rating (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Jun. 30, 2024
Loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Company's internal risk rating system
2025/2024	$ 1,001	$ 10,217
2024/2023	9,953	27,247
2023/2022	25,723	55,445
2022/2021	54,604	52,652
2021/2020	48,655	16,346
Prior	36,237	21,824
Revolving Loans	1,665	1,561
Total	177,838	185,292
Commercial real estate
Loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Company's internal risk rating system
2025/2024	159	4,785
2024/2023	4,711	5,096
2023/2022	5,071	25,584
2022/2021	25,355	23,385
2021/2020	19,871	8,326
Prior	14,861	6,823
Revolving Loans	333	317
Total	70,361	74,316
Commercial and industrial
Loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Company's internal risk rating system
2025/2024		96
2024/2023	110	807
2023/2022	747	1,598
2022/2021	1,466	2,162
2021/2020	1,905	75
Prior	399	393
Revolving Loans	23	27
Total	4,650	5,158
Construction
Loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Company's internal risk rating system
2024/2023		1,313
Total		1,313
One-to-four-family residential
Loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Company's internal risk rating system
2025/2024	836	3,345
2024/2023	3,259	11,209
2023/2022	11,146	11,459
2022/2021	11,088	13,756
2021/2020	13,606	6,035
Prior	17,661	12,004
Total	57,596	57,808
Multi-family real estate
Loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Company's internal risk rating system
2025/2024		1,829
2024/2023	1,824	8,735
2023/2022	8,708	16,666
2022/2021	16,570	13,344
2021/2020	13,270	1,857
Prior	3,277	2,604
Revolving Loans	55	53
Total	43,704	45,088
Consumer
Loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Company's internal risk rating system
2025/2024	6	162
2024/2023	49	87
2023/2022	51	138
2022/2021	125	5
2021/2020	3	53
Prior	39
Revolving Loans	1,254	1,164
Total	1,527	1,609
Pass | Commercial real estate
Loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Company's internal risk rating system
2025/2024	159	4,785
2024/2023	4,711	5,096
2023/2022	4,409	25,584
2022/2021	25,355	23,385
2021/2020	19,871	8,326
Prior	14,861	6,823
Revolving Loans	333	317
Total	69,699	74,316
Pass | Commercial and industrial
Loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Company's internal risk rating system
2025/2024		96
2024/2023	110	807
2023/2022	747	1,598
2022/2021	1,466	2,162
2021/2020	1,905	75
Prior	399	393
Revolving Loans	23	27
Total	4,650	5,158
Pass | Construction
Loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Company's internal risk rating system
2024/2023		1,313
Total		1,313
Pass | Multi-family real estate
Loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Company's internal risk rating system
2025/2024		1,829
2024/2023	1,824	8,735
2023/2022	8,209	16,666
2022/2021	14,296	13,344
2021/2020	13,270	1,857
Prior	3,277	2,604
Revolving Loans	55	53
Total	40,931	45,088
Watch | Commercial real estate
Loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Company's internal risk rating system
2023/2022	662
Total	662
Watch | Multi-family real estate
Loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Company's internal risk rating system
2023/2022	499
2022/2021	2,274
Total	2,773
Performing | One-to-four-family residential
Loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Company's internal risk rating system
2025/2024	836	3,345
2024/2023	3,259	11,209
2023/2022	11,146	11,459
2022/2021	11,088	13,756
2021/2020	13,606	6,035
Prior	17,661	12,004
Total	57,596	57,808
Performing | Multi-family real estate
Loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Company's internal risk rating system
2025/2024		1,829
2024/2023		8,735
2023/2022		16,666
2022/2021		13,344
2021/2020		1,857
Prior		2,604
Revolving Loans		53
Total		45,088
Performing | Consumer
Loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Company's internal risk rating system
2025/2024	6	162
2024/2023	49	87
2023/2022	51	138
2022/2021	125	5
2021/2020	3	53
Prior	39
Revolving Loans	1,254	1,164
Total	$ 1,527	$ 1,609